Note 6 Loans And Advances Breakdown By Counterparty (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	€ 0	€ 0
Loans and advances by products general government	31,000,000	7,000,000
Loans and advances by products credit institutions	0	0
Loans and advances by products other financial institutions	182,000,000	502,000,000
Loans and advances by products corporate entities	2,549,000,000	1,798,000,000
Loans and advances by products households	619,000,000	528,000,000
Loans and advances by products total	3,381,000,000	2,835,000,000
Loans and advances by products gross carrying amount	3,544,000,000	3,021,000,000
Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	0	0
Loans and advances by products general government	0	0
Loans and advances by products credit institutions	0	0
Loans and advances by products other financial institutions	2,000,000	2,000,000
Loans and advances by products corporate entities	1,450,000,000	1,485,000,000
Loans and advances by products households	11,760,000,000	11,605,000,000
Loans and advances by products total	13,213,000,000	13,093,000,000
Loans and advances by products gross carrying amount	14,235,000,000	14,220,000,000
Trade receivables [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products general government	603,000,000	898,000,000
Loans and advances by products credit institutions	0	0
Loans and advances by products other financial institutions	728,000,000	317,000,000
Loans and advances by products corporate entities	14,971,000,000	14,262,000,000
Loans and advances by products households	70,000,000	67,000,000
Loans and advances by products total	16,372,000,000	15,544,000,000
Loans and advances by products gross carrying amount	16,578,000,000	15,796,000,000
Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	0	0
Loans and advances by products general government	202,000,000	197,000,000
Loans and advances by products credit institutions	0	0
Loans and advances by products other financial institutions	6,000,000	6,000,000
Loans and advances by products corporate entities	7,261,000,000	7,125,000,000
Loans and advances by products households	327,000,000	322,000,000
Loans and advances by products total	7,795,000,000	7,650,000,000
Loans and advances by products gross carrying amount	8,131,000,000	8,013,000,000
Repurchase agreements by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	933,000,000	472,000,000
Loans and advances by products general government	0	0
Loans and advances by products credit institutions	1,781,000,000	1,914,000,000
Loans and advances by products other financial institutions	2,000,000	0
Loans and advances by products corporate entities	0	71,000,000
Loans and advances by products households	0	0
Loans and advances by products total	2,716,000,000	2,457,000,000
Loans and advances by products gross carrying amount	2,731,000,000	2,463,000,000
Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	3,986,000,000	5,690,000,000
Loans and advances by products general government	18,657,000,000	18,111,000,000
Loans and advances by products credit institutions	3,855,000,000	3,972,000,000
Loans and advances by products other financial institutions	5,822,000,000	5,799,000,000
Loans and advances by products corporate entities	110,475,000,000	111,141,000,000
Loans and advances by products households	135,339,000,000	132,603,000,000
Loans and advances by products total	278,134,000,000	277,317,000,000
Loans and advances by products gross carrying amount	287,986,000,000	287,467,000,000
Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	168,000,000	48,000,000
Loans and advances by products general government	275,000,000	260,000,000
Loans and advances by products credit institutions	6,251,000,000	8,721,000,000
Loans and advances by products other financial institutions	3,529,000,000	3,191,000,000
Loans and advances by products corporate entities	1,052,000,000	1,084,000,000
Loans and advances by products households	560,000,000	473,000,000
Loans and advances by products total	11,835,000,000	13,777,000,000
Loans and advances by products gross carrying amount	11,890,000,000	13,833,000,000
Total loans and advances by products [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	5,087,000,000	6,209,000,000
Loans and advances by products general government	19,769,000,000	19,475,000,000
Loans and advances by products credit institutions	11,887,000,000	14,608,000,000
Loans and advances by products other financial institutions	10,270,000,000	9,817,000,000
Loans and advances by products corporate entities	137,759,000,000	136,966,000,000
Loans and advances by products households	148,675,000,000	145,598,000,000
Loans and advances by products total	333,448,000,000	332,672,000,000
Loans and advances by products gross carrying amount	345,097,000,000	344,813,000,000
By purpose [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products corporate entities
Loans and advances by products households
Loans and advances by products total
Loans and advances by products gross carrying amount
Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products households	41,120,000,000	39,799,000,000
Loans and advances by products total	41,120,000,000	39,799,000,000
Loans and advances by products gross carrying amount	44,087,000,000	43,037,000,000
Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products households	94,959,000,000	94,098,000,000
Loans and advances by products total	94,959,000,000	94,098,000,000
Loans and advances by products gross carrying amount	96,551,000,000	95,751,000,000
Of which mortgage loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products general government	354,000,000	372,000,000
Loans and advances by products credit institutions	0	0
Loans and advances by products other financial institutions	248,000,000	209,000,000
Loans and advances by products corporate entities	22,213,000,000	22,091,000,000
Loans and advances by products households	94,707,000,000	94,147,000,000
Loans and advances by products total	117,522,000,000	116,819,000,000
Loans and advances by products gross carrying amount	120,904,000,000	120,194,000,000
Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products central banks	919,000,000	472,000,000
Loans and advances by products general government	1,024,000,000	952,000,000
Loans and advances by products credit institutions	314,000,000	0
Loans and advances by products other financial institutions	334,000,000	317,000,000
Loans and advances by products corporate entities	3,779,000,000	3,763,000,000
Loans and advances by products households	2,011,000,000	2,059,000,000
Loans and advances by products total	8,380,000,000	7,562,000,000
Loans and advances by products gross carrying amount	8,857,000,000	7,776,000,000
Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by products corporate entities	10,240,000,000	10,721,000,000
Loans and advances by products total	10,240,000,000	10,721,000,000
Loans and advances by products gross carrying amount	€ 10,715,000,000	€ 11,032,000,000